DIVIDENDS ON ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of dividends [text block] [Abstract]
Schedule of Dividends On Ordinary Shares	Dividends paid during the year were as follows:

	2021	2020	2019
	£m	£m	£m
Interim dividends	2,900	—	4,100